Consolidated Balance Sheets ¥ in Thousands, $ in Thousands		Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Current assets:
Cash and cash equivalents		¥ 1,751,222	$ 268,387	¥ 1,988,298
Short-term investments		12,878,176	1,973,667	10,806,812
Accounts receivable (net of allowance for doubtful accounts of RMB33,989 and RMB128,199 (US$19,647) as of December 31, 2019 and 2020, respectively)		3,124,197	478,804	3,231,486
Amounts due from related parties, current		47,303	7,250	29,501
Prepaid expenses and other current assets		563,182	86,311	302,285
Total current assets		18,364,080	2,814,419	16,358,382
Non-current assets:
Restricted cash		17,926	2,747	5,200
Property and equipment, net		410,081	62,848	281,773
Intangible assets, net		440,421	67,497	27,746
Goodwill		4,071,391	623,968	1,504,278
Long-term investments		70,418	10,792	71,664
Amounts due from related parties, non-current		18,163	2,784	4,509
Deferred tax assets		79,661	12,209	27,782
Other non-current assets		258,704	39,647	874,531
Total non-current assets		5,366,765	822,492	2,797,483
Total assets		23,730,845	3,636,911	19,155,865
Current liabilities:
Accrued expenses and other payables		2,577,709	395,051	2,417,438
Advance from customers		127,235	19,500	95,636
Deferred revenue		1,315,667	201,635	1,370,953
Income tax payable		85,177	13,054	45,489
Amounts due to related parties		79,895	12,244	36,387
Total current liabilities		4,185,683	641,484	3,965,903
Non-current liabilities
Other liabilities		104,861	16,071	45,534
Deferred tax liabilities		631,509	96,783	538,487
Total non-current liabilities (including non-current liabilities of consolidated VIEs without recourse to Autohome WFOE, Chezhiying WFOE or TTP WFOE of RMB19,504 and RMB11,731 (US$1,797) as of December 31, 2019 and 2020, respectively)		736,370	112,854	584,021
Total liabilities (including total liabilities of consolidated VIEs without recourse to Autohome WFOE, Chezhiying WFOE or TTP WFOE of RMB212,807 and RMB614,721 (US$94,209) as of December 31, 2019 and 2020, respectively)		4,922,053	754,338	4,549,924
Commitments and contingencies
Mezzanine equity:
Convertible redeemable noncontrolling interests		1,056,237	161,875
Shareholders' equity:
Ordinary shares (par value of US$0.0025 per share; 400,000,000,000 ordinary shares authorized; 475,706,748 and 479,219,628 ordinary shares issued and outstanding, as of December 31, 2019 and 2020, respectively)	[1]	8,089	1,240	8,029
Additional paid-in capital		4,089,763	626,784	3,774,373
Accumulated other comprehensive income		62,295	9,547	148,415
Retained earnings		13,465,587	2,063,691	10,698,280
Total Autohome Inc. shareholders' equity		17,625,734	2,701,262	14,629,097
Noncontrolling interests		126,821	19,436	(23,156)
Total equity		17,752,555	2,720,698	14,605,941
Total liabilities, mezzanine equity and equity		¥ 23,730,845	$ 3,636,911	¥ 19,155,865

[1]	Par value per share and the number of shares have been retrospectively adjusted for the Share Subdivision and the ADS Ratio Change that were effective on February 5, 2021 as detailed in Note 2(a) and Note 22.